Commitments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Capital commitments:
Capital commitments	$ 79,334,742	$ 160,562,646
Within one year [Member]
Capital commitments:
Capital commitments	79,334,742	144,027,770
1 to 5 years [Member]
Capital commitments:
Capital commitments		$ 16,534,876